LONG-TERM DEBT - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jul. 17, 2019	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018	Jun. 24, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 905,000,000		$ 905,000,000			$ 555,000,000
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid		(10,000,000)	$ 0	(10,000,000)	$ 0
5.75% senior secured notes due June 2027
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 350,000,000		$ 350,000,000		$ 350,000,000	0
Borrowings, interest rate		5.75%		5.75%		5.75%
Borrowing costs incurred				$ 6,000,000
5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 240,000,000		$ 240,000,000			240,000,000
Borrowings, interest rate		5.375%		5.375%
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 315,000,000		$ 315,000,000			315,000,000
Borrowings, interest rate		6.25%		6.25%
Revolving Bank Line
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 245,000,000		$ 245,000,000
Undrawn borrowing facilities		0		0			0
Letters of credit		9,000,000		9,000,000			8,000,000
Unutilized borrowing facilities		236,000,000		236,000,000			$ 237,000,000
Minimum tangible net worth		$ 500,000,000		$ 500,000,000
Maximum net debt to total capitalization				65.00%
Premium on early debt redemption
Disclosure of detailed information about borrowings [line items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid				$ 9,000,000
Write-off debt financing costs on early debt redemption [Member]
Disclosure of detailed information about borrowings [line items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid				$ 1,000,000
Subsequent Event | 5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Redemption of debt	$ 240,000,000